NOTES PAYABLE (Tables)	12 Months Ended
Jun. 26, 2021
Debt Disclosure [Abstract]
Schedule of notes payable

As of June 26, 2021 and June 27, 2020, notes payable consist of the following:

	2021	2020

Financing liability incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum.	$83,400,000	$83,576,661

Non-revolving, senior secured term notes dated between October 1, 2018 and October 30, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum.	109,318,116	77,675,000

Convertible debentures dated between September 16, 2020 and December 17, 2020, issued to accredited investors and qualified institutional buyers, which mature two years from issuance, and bear interest at a rate of 7.5% per annum.	2,500,000	-

Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from July 31, 2021 to April 1, 2022 and bear interest at rates ranging from 8.0% to 9.0% per annum.	2,204,476	16,173,250

Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 and $18,471.	2,195,896	2,339,560

Other	15,418	15,418

Total Notes Payable	199,633,906	179,779,889
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(8,518,578)	(10,781,288)

Net Amount	$191,115,328	$168,998,601
Less Current Portion of Notes Payable	(103,496,394)	(16,188,664)

Notes Payable, Net of Current Portion	$87,618,934	$152,809,937

Schedule of reconciliation notes payable

The reconciliation between the effective tax rate on loss from operations and the statutory tax rate is as follows:

	2021	2020

Expected Income Tax Benefit at Statutory Tax Rate	$(32,381,541)	$(113,915,623)
Section 280E Permanent and Other Non-Deductible Items	30,846,236	89,883,278
State Rate	1,878,787	2,471,663
Tax Gain on Sale Leaseback	-	8,377,927
Effect of GAAP Impairment	-	(37,651,440)
Effect of Held for Sale	11,413,523	(16,580,885)
Effect of ASC 842	3,056,613	(15,571,417)
Benefit on Recognized California Net Operating Loss	(9,268,041)	(2,935,116)
Interest and Penalties on Uncertain Tax Positions	4,629,178	-
Valuation Allowance	(6,774,807)	45,092,787

Reported Income Tax Expense (Benefit)	$3,399,948	$(40,828,826)

Effective Tax Rate	(2.05)%	7.09%

Schedule of maturities of debt

Scheduled maturities of debt as of June 26, 2021 are as follows:

Fiscal Year Ending	Scheduled Maturity

June 25, 2022	$111,538,010
June 24, 2023	2,500,000
June 29, 2024	-
June 28, 2025	-
June 27, 2026	-
June 26, 2027 and Thereafter	85,595,896

Total Notes Payable	$199,633,906